PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 96.1%
Arizona — 2.6%
Phoenix City Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,147,519
California — 1.8%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,427,600
Hawaii — 91.0%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,588,445
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,236,533
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,016,302
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 02/21/2023 at 100, 3.75%, 01/01/31	3,120,000	3,121,864
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	403,610
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	49,642
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,097,747
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,000,000	1,093,848
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	544,651
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,553,261
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,008,574
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	2,106,847
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	140,708
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series A, Refunding, 5.00%, 07/01/23	100,000	100,967
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, 4.00%, 07/01/23	500,000	502,793
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/29	225,000	226,301
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,340,161

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,250,029
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	3,761,907
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,650,000	1,605,154
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	3,620,406
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	230,351
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	536,337
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	10,447,296
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/23 at 100, 6.00%, 07/01/33	1,000,000	1,013,380
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,309,278
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	891,803
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	906,976
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	514,260
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,039,711
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	364,142
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	308,891
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	450,677
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	121,531
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	349,625

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,013,405
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,334,657
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	145,305
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,766,388
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,040,748
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,256,249
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,288,061
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,102,465
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	10,965,221
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,032,884
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,763,926
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,056,788
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/26	2,500,000	2,745,930
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,407,213
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	3,099,520
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,138,856
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,579,723
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	5,096,558
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	3,134,035
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	5,000,000	5,727,853
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,462,899
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,893,566
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	800,000	829,242
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/29	1,170,000	1,364,348
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/30	200,000	237,491
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	1,900,091

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	660,607
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	790,558
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,075,239
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,970,593
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,843,334
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,554,615
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	67,413
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	881,551
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	255,740
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 03/03/2023 at 100, 4.00%, 11/01/37	1,000,000	1,000,492
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,507,037
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	226,407
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/27	500,000	534,897
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,323,889
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,256,853
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,054,387
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,096,015
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,052,284
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,509,952
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	535,299

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	1,080,665
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	384,865
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	1,000,000	1,108,278
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,467,048
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,024,734
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	2,008,323
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,139,587
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,399,996
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	518,479
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,682,207
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,288,572
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,236,181
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,065,104
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	346,238
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,208,290
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	419,278
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	134,378
Honolulu City & County Wastewater System Revenue, Series A, 1st Bond Resolution, Callable 07/01/29 at 100, 4.00%, 07/01/38	800,000	826,378
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,682,158
Kauai County GO, 5.00%, 08/01/23	395,000	400,098
Kauai County GO, 5.00%, 08/01/27	250,000	280,063

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	277,571
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	315,143
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	43,786
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	838,113
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	966,218
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/36	750,000	792,903
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	1,059,510
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	302,590
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,333,940
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,227,928
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	517,584
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	490,228
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	196,693
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,784,428
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	169,246
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,053,861
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,126,180
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,081,854
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,297,146
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,189,640
		221,200,074
Texas — 0.7%
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,744,928
TOTAL MUNICIPAL BONDS (Cost $237,642,335)		233,520,121
	Shares
REGISTERED INVESTMENT COMPANY — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	7,814,843	7,814,843
TOTAL REGISTERED INVESTMENT COMPANY (Cost $7,814,843)		7,814,843

TOTAL INVESTMENTS - 99.3% (Cost $245,457,178)		241,334,964
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,818,223
NET ASSETS - 100.0%		$243,153,187

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at January 31, 2023.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 90.5%
Colorado — 2.8%
Regional Transportation District, Series A, Refunding, COP, Callable 06/01/23 at 100, 5.00%, 06/01/24	1,305,000	1,315,902
Florida — 0.3%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	175,000	148,600
Hawaii — 80.2%
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	333,274
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	216,646
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	486,893
Hawaii County GO, Series B, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	568,858
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	531,286
Hawaii State Airports System Revenue, AMT, COP, 5.00%, 08/01/23	915,000	923,180
Hawaii State Airports System Revenue, AMT, COP, Callable 08/01/23 at 100, 5.00%, 08/01/27	300,000	302,704
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,126,539
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, OID, Refunding, 4.00%, 07/01/23	505,000	507,820
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/24	290,000	292,867
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Series B, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	201,528
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	497,390
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,110,000	3,078,823
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	20,160
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	250,000	255,946
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	200,000	206,688
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	423,039
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	583,206

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	1,000,000	1,044,730
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	25,000	25,713
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/27	100,000	110,733
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	60,261
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	295,000	298,763
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/25	1,155,000	1,170,022
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	81,021
Hawaii State GO, Series EH, Unrefunded portion, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	906,641
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/27	10,000	10,379
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/28	20,000	20,758
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/29	30,000	31,137
Hawaii State GO, Series ET, OID, Prerefunded 10/01/25 at 100, 3.25%, 10/01/32	25,000	25,666
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/23	100,000	101,785
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	33,895
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	534,810
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	132,695
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,061,840
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	464,108
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	507,576
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	575,849
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	1,095,000	1,223,301
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/28	880,000	1,005,318
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	59,292

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	155,568
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	305,000	316,321
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	640,705
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,055,657
Honolulu City & County GO, Series A, Refunding, 5.00%, 11/01/25	1,380,000	1,483,831
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	126,895
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/33	500,000	609,406
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	819,007
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/30	380,000	406,216
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	503,351
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,260,115
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	580,000	588,793
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, Refunding, 5.00%, 03/01/29	200,000	231,937
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	386,902
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,010,751
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	695,000	720,699
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,408,720
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	555,835
Maui County GO, 5.00%, 03/01/24	245,000	251,956
Maui County GO, 5.00%, 03/01/29	275,000	318,913
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,025,371
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	105,524
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	292,808
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	90,821
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	673,009
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	570,973

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	530,000	543,640
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	494,046
		37,690,910
Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	374,804
North Carolina — 4.5%
Mecklenburg County GO, Series A, Callable 04/01/25 at 100, 5.00%, 04/01/29	2,000,000	2,123,199
Texas — 1.9%
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD Insured)	400,000	410,371
San Antonio City Electric & Gas Systems Revenue, ETM, Refunding, 5.00%, 02/01/23	500,000	500,000
		910,371
TOTAL MUNICIPAL BONDS (Cost $42,777,705)		42,563,786
MUNICIPAL COMMERCIAL PAPER — 6.4%
Hawaii County GO, Series C, Bond Anticipation Notes, 4.03%, 07/19/23	3,000,000	3,007,782
	Principal Amount($)	Value ($)
MUNICIPAL COMMERCIAL PAPER — (Continued)
TOTAL MUNICIPAL COMMERCIAL PAPER (Cost $3,000,000)		3,007,782
	Shares
REGISTERED INVESTMENT COMPANY — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(a)	1,015,819	1,015,819
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,015,819)		1,015,819

TOTAL INVESTMENTS - 99.1% (Cost $46,793,524)		46,587,387
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		418,359
NET ASSETS - 100.0%		$47,005,746

(a)	Rate disclosed is the 7-day yield at January 31, 2023.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2023
(Unaudited)
Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$233,520,121	$—	$233,520,121	$—
Registered Investment Company	7,814,843	7,814,843	—	—
Total Assets	$241,334,964	$7,814,843	$233,520,121	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$42,563,786	$—	$42,563,786	$—
Municipal Commercial Paper	3,007,782	—	3,007,782	—
Registered Investment Company	1,015,819	1,015,819	—	—
Total Assets	$46,587,387	$1,015,819	$45,571,568	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.